Intangible assets - Changes in intangible assets parenthetical (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Depository Bank Of Local Governments [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment loss		₩ 2,569
Decrease in the asset's recoverable amount	₩ 1,569	8,715
PT Bank Shinhan Indonesias CGUs [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Cash generating units recoverable amount		32,396
Amount by which carry amount exceeds its units recoverable amount		32,072
Impairment loss	₩ 2,258	2,595
Decrease in the asset's recoverable amount		₩ 56,587